Label	Element	Value
BNY Mellon Japan Womenomics Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	August 30, 2019 BNY MELLON JAPAN WOMENOMICS FUND Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Japan Womenomics Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supersedes and replaces the information contained in the second footnote of "Fees and Expenses – Annual Fund Operating Expenses" in the summary prospectus and in the prospectus:

 The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00%.  On or after December 1, 2020, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 01, 2020